UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	Four Maritime Plaza
		San Francisco, CA  94111

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:

Joseph E. Sweeney			San Francisco, CA		February 8, 2002

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	23

Form 13F Information Table Value Total:	97,013





List of Other Included Managers:

NONE

<Page

NAME OF ISSUER			TITLE OF	CUSIP		VALUE		SHARES	   SH/    PUT/	INV.	OTHER	VOTING AUTH
					CLASS				X1000				  PRN    CALL	DISC	MGR	SOLE    SHR
NONE


Adelphia Communications      Common     006848105      2494       80,000       SH                SOLE        80,000
Cablevision Ny Group         Common     12686C109      7592      160,000       SH                SOLE       160,000
Circuit City Stores          Common     172737108     11678      450,000       SH                SOLE       450,000
Comcast Corp                 Common     200300200      7200      200,000       SH                SOLE       200,000
Costco Wholesale             Common     22160K105      8876      200,000       SH                SOLE       200,000
Crown Crok & Seal Inc        Common     228255105      2286      900,000       SH                SOLE       900,000
Dollar General Corp          Common     256669102      1118       75,000       SH                SOLE        75,000
Du Pont                      Common     263534109      1063       25,000       SH                SOLE        25,000
El Paso Energy Corp          Common     28336L109      8922      200,000       SH                SOLE       200,000
EMI Group                    Common     268694205      1670      160,000       SH                SOLE       160,000
entrust Technologies Inc     Common     293848107       255       25,000       SH                SOLE        25,000
FedEx Corporation            Common     31428X106      9338      180,000       SH                SOLE       180,000
Flir Systems Inc             Common     302445101      4232      111,600       SH                SOLE       111,600
Integrated Circuit Syste     Common     45811K208       678       30,000       SH                SOLE        30,000
King Pharmaceuticals Inc     Common     495582108      3370       80,000       SH                SOLE        80,000
Microcell Telecomm.          Common     59501T304      2042      823,400       SH                SOLE       823,400
Providian Finl Corp          Common     74406A102      2840      800,000       SH                SOLE       800,000
Silgan Holdings Inc          Common     827048109      6077      232,300       SH                SOLE       232,300
Sun Microsystems Com         Common     866810104      9840      800,000       SH                SOLE       800,000
Target Corp                  Common     87612E106      3284       80,000       SH                SOLE        80,000
Tesoro Petroleum Corp        Common     881609101       325       24,800       SH                SOLE        24,800
The Descartes Sys            Common     249906108        84       11,300       SH                SOLE        11,300
Verso Technologies Inc       Common     925317109      1750    1,346,198       SH                SOLE     1,346,198



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